Warrant Liability (Tables)	6 Months Ended
Jun. 30, 2024
Warrants and Rights Note Disclosure [Abstract]
Schedule of Roll-forward of the Warrant Liability

The table below presents a roll-forward of the warrant liability from December 31, 2023 to June 30, 2024:

in thousands	Warrant Liability
Balance at December 31, 2023	$(268)
Issuance of new warrants	(117,055)
Change in fair value of outstanding warrants	76,362
Balance at June 30, 2024	$(40,961)

Summary of Activity of Shares Resulting from Exercise of Warrants

A summary of activity of the shares resulting from the exercise of warrants during the six months ended June 30, 2024 is as follows:

		Weighted Average
	# of Shares	Exercise Price
Balance at December 31, 2023	35,908,200	$286.56
Issued	48,517,817	$0.0001
Exercised	—	$—
Expired	—	$—
Balance at March 31, 2024	84,426,017	$121.88
Issued	40,409,524	$0.0001
Exercised	—	$—
Expired	—	$—
Balance at June 30, 2024	124,835,541	$82.43

The table above does not include the CPIA Warrant as the value has been determined to be zero, as discussed in Note 10, Claims Financing Obligations and Notes Payable. Refer to Note 3, Business Combination, for discussion of the terms of the Public Warrants and New Warrants, and to Note 4, Asset Acquisitions, for discussion of the terms of the VRM Warrants.